Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of deposits [line items]
Term	$ 563,619	$ 438,907
Total deposits	1,208,814	1,100,831
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	203,645	207,493
Notice	64,743	64,613
Term	136,544	90,382
Total deposits	404,932	362,488
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	348,004	356,020
Notice	17,855	20,800
Term	394,011	319,533
Total deposits	759,870	696,353
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	10,458	12,549
Notice	490	449
Term	33,064	28,992
Total deposits	44,012	41,990
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	562,107	576,062
Notice	83,088	85,862
Term	563,619	438,907
Total deposits	1,208,814	1,100,831
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	149,737	151,475
Notice	7,797	8,051
Term	466	713
Total deposits	158,000	160,239
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	305,779	315,464
Notice	17,982	19,857
Term	409,586	312,987
Total deposits	733,347	648,308
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	52,702	54,021
Total deposits	52,702	54,021
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	11,410	6,978
Notice	57,055	57,260
Term	85,111	77,597
Total deposits	153,576	141,835
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	620	632
Total deposits	620	632
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	28,276	34,278
Notice	254	693
Term	52,144	36,788
Total deposits	80,674	71,759
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,840	8,002
Total deposits	7,840	8,002
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,743	5,212
Notice		1
Term	16,312	10,822
Total deposits	$ 22,055	$ 16,035